Related Party Transactions	3 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions
13 - Related Party Transactions
Arm China and Acetone Limited
Following the restructuring of its direct investment in Arm Technology (China) Co. Limited (“Arm China”) in the fiscal year ended March 31, 2022, the Company has a 10% non-voting ownership interest in Acetone Limited, whose primary asset is a 48.2% interest in Arm China. The Company has no direct material transactions with Acetone Limited.
For the three months ended June 30, 2024, and 2023, the Company recognized revenue of $122.6 million and $138.9 million, respectively, generated pursuant to arrangements under the terms of the intellectual property license agreement (“IPLA”), and recognized expenses of $16.2 million and $16.1 million, respectively, under a service share arrangement with Arm China. The Company leases certain assets to Arm China. For the three months ended June 30, 2024, and 2023, rental income from the assets leased to Arm China was $0.4 million and $0.5 million, respectively, which is included within the recognized revenue.
As of June 30, 2024, the Company had a net receivable of $149.4 million ($155.3 million receivable less $5.9 million payable) from Arm China. As of March 31, 2024, the Company had a net receivable of $175.8 million ($181.1 million receivable less $5.3 million payable) from Arm China. As of June 30, 2024 and March 31, 2024, the Company had contract liabilities of $113.7 million and $105.7 million, respectively, relating to Arm China.
For the three months ended June 30, 2024, and 2023, the Company recognized $16.0 million and $0.0 million, respectively, for the allowance for current expected credit losses against earnings relating to Arm China. As of June 30, 2024 and March 31, 2024, the Company’s allowance for current expected credit losses related to Arm China was $16.0 million and $0.0 million, respectively, which is reflected in accounts receivable, net on the Condensed Consolidated Balance Sheets.
See Note 4 - Equity Investments, for further details of the impact of Acetone Limited on the Company’s results.
Other Entities Related by Virtue of Common Control by SoftBank Group
The Company had revenue transactions, along with accounts receivable and contract liabilities balances, with other entities under common control by SoftBank Group Corp. (“SoftBank Group”). For the three months ended June 30, 2024 and 2023, the Company recognized revenue of $0.0 million and $0.2 million, respectively, from other entities controlled by SoftBank Group. As of June 30, 2024, the Company had accounts receivable of $0.5 million, contract assets of $2.6 million, and contract liabilities of $0.0 million related to other entities controlled by SoftBank Group. In August 2023, the Company distributed its receivable related to the Company’s sale of Pelion IOT Limited and its subsidiaries (“IoTP”) to the majority shareholder of the Company, which represented a non-cash distribution of $12.0 million. As of March 31, 2024, the Company had accounts receivable of $0.8 million, contract assets of $3.1 million, and contract liabilities of $1.6 million related to other entities controlled by SoftBank Group. The Company also had an immaterial lease with an entity under common control by SoftBank Group, which ended as of December 31, 2023.
Other Equity Investments
The Company has revenue transactions, along with receivable, contract asset and contract liability balances for certain other equity investees, for which the Company has significant influence or, for investments in limited partnerships or certain limited liability companies that maintain a specific ownership account for each investor, for which the Company has more than virtually no influence (i.e., at least 3% to 5% ownership) (such investees, “Significant Influence Investees”). For the three months ended June 30, 2024 and 2023, the Company recognized revenue of $1.4 million and $1.0 million, respectively, from Significant Influence Investees.
As of June 30, 2024, the Company had accounts receivable, contract assets and contract liabilities of $6.0 million, $10.8 million and $0.4 million, respectively, related to contracts with Significant Influence Investees. As of March 31, 2024, the Company had accounts receivable and contract assets of $0.2 million and $18.7 million, respectively, related to contracts with Significant Influence Investees. As of March 31, 2024, the Company did not have contract liabilities related to contracts with Significant Influence Investees.
For the three months ended June 30, 2024 and 2023, the Company recognized aggregate distributions, dividends and returns of capital from certain equity investments of $0.3 million and $0.3 million, respectively.
Linaro Limited
Linaro Limited (“Linaro”) is a not-for-profit entity for which the Company is a member and has significant influence. For the three months ended June 30, 2024 and 2023, the Company incurred subscription and other costs of $2.4 million in both periods from Linaro. As of June 30, 2024 and March 31, 2024, $0.2 million and $1.3 million, respectively, was recorded in other current liabilities on the Condensed Consolidated Balance Sheets.
In February 2023, the Company entered into an agreement with Linaro to sell certain net assets of the Company that meets the definition of a business in exchange for cash consideration of $4.0 million to be paid in equal annual installments over five years. As of June 30, 2024 and March 31, 2024, the total unpaid purchase consideration was $3.2 million, which is recorded in prepaid expenses and other current assets and other non-current assets on the Condensed Consolidated Balance Sheets.
Loans to Related Parties
As of June 30, 2024 and March 31, 2024, the Company had a loan receivable of $16.3 million and $16.2 million, respectively, with Arduino, a related party and a loan receivable of $3.2 million and $3.1 million, respectively, with Cerfe Labs, Inc, a related party, both of which remain fully impaired. See Note 5 - Financial Instruments, for further information regarding these loans.
As of June 30, 2024 and March 31, 2024, the outstanding balance of the convertible promissory note with Ampere, a related party, was $32.7 million and $32.4 million, respectively. The Company’s maximum exposure to loss are the amounts invested in, and advanced to, Ampere as of June 30, 2024. See Note 4 - Equity Investments, for further details on Ampere.